Trade and other receivables (Details Textuals) (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
IVA tax receivable		180,910	19,656
IVA Tax Refunds	564,365
Provision of trade and other receivables	122,942
Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of IVA tax credits refundable calculated on total expenditure	16.00%